Unaudited condensed consolidated statement of changes in equity - GBP (£) £ in Millions	Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit from continuing operations for the period	£ 1,272			£ 1,272			£ 1	£ 1,273
Other comprehensive income (loss) from continuing operations	(834)			2	£ 72	£ (908)		(834)
Total comprehensive income (loss) for the period from continuing operations	438			1,274	72	(908)	1	439
Total comprehensive income (loss) from discontinued operations for the period	145			148	(3)			145
Total comprehensive income (loss) for the period	583			1,422	69	(908)	1	584
Dividends	(840)			(840)				(840)
Reserve movements in respect of share-based payments	(9)			(9)				(9)
Share capital and share premium
New share capital subscribed	6		£ 6					6
Treasury shares
Movement in own shares in respect of share-based payment plans	28			28				28
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	27			27				27
Net increase (decrease) in equity	(205)		6	628	69	(908)	1	(204)
At beginning of period at Dec. 31, 2017	16,087	£ 129	1,948	12,326	840	844	7	16,094
At end of period at Jun. 30, 2018	15,882	129	1,954	12,954	909	(64)	8	15,890
Share capital and share premium
New share capital subscribed		1	16
At beginning of period at Dec. 31, 2017	16,087	129	1,948	12,326	840	844	7	16,094
At end of period at Dec. 31, 2018	17,249	130	1,964	14,206	1,188	(239)	18	17,267
Reserves
Profit from continuing operations for the period	890			890			5	895
Other comprehensive income (loss) from continuing operations	1,750			(72)	96	1,726		1,750
Total comprehensive income (loss) for the period from continuing operations	2,640			818	96	1,726	5	2,645
Total comprehensive income (loss) from discontinued operations for the period	649			647	2			649
Total comprehensive income (loss) for the period	3,289			1,465	98	1,726	5	3,294
Dividends	(870)			(870)				(870)
Reserve movements in respect of share-based payments	2			2				2
Share capital and share premium
New share capital subscribed	10		10					10
Treasury shares
Movement in own shares in respect of share-based payment plans	(9)			(9)				(9)
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	1			1				1
Net increase (decrease) in equity	2,423		10	589	98	1,726	5	2,428
At end of period at Jun. 30, 2019	£ 19,672	£ 130	£ 1,974	£ 14,795	£ 1,286	£ 1,487	£ 23	£ 19,695